Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated other comprehensive loss

15 - Accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2013	$(533)	$(1,515)	$8	$(2,040)		$190		$(1,850)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on
translation of net investment in
foreign operations	644			644		4		648
Foreign exchange loss on
translation of US dollar-
denominated debt
designated as a hedge of the net
investment in U.S. subsidiaries	(569)			(569)		73		(496)
Actuarial loss arising during the year		(1,120)		(1,120)		301		(819)
Prior service cost from plan
amendment arising during the year		(4)		(4)		1		(3)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		120		120	(1)	(32)	(2)	88
Amortization of prior service costs		6		6	(1)	(2)	(2)	4
Settlement loss arising during the year		3		3	(1)	(1)	(2)	2
Amortization of gain on treasury lock			(1)	(1)	(3)	-		(1)
Other comprehensive income (loss)	75	(995)	(1)	(921)		344		(577)
Balance at December 31, 2014	$(458)	$(2,510)	$7	$(2,961)		$534		$(2,427)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange gain on
translation of net investment in
foreign operations	1,607			1,607		-		1,607
Foreign exchange loss on
translation of US dollar-
denominated debt
designated as a hedge of the net
investment in U.S. subsidiaries	(1,358)			(1,358)		181		(1,177)
Actuarial gain arising during the year		74		74		(18)		56
Prior service cost from plan
amendment arising during the year		(1)		(1)		-		(1)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		224		224	(1)	(56)	(2)	168
Amortization of prior service costs		5		5	(1)	(1)	(2)	4
Settlement loss arising during the year		4		4	(1)	(1)	(2)	3
Other comprehensive income	249	306	-	555		105		660
Balance at December 31, 2015	$(209)	$(2,204)	$7	$(2,406)		$639		$(1,767)

(1)					Reclassified to Labor and fringe benefits in the Consolidated Statements of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)					Included in Income tax expense in the Consolidated Statements of Income.
(3)					Related to treasury lock transactions settled in prior years, which are being amortized over the terms of the related debt to Interest expense on the Consolidated Statements of Income.

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments	Total before tax		Income tax recovery (expense)		Total net of tax
Balance at December 31, 2015	$(209)	$(2,204)	$7	$(2,406)		$639		$(1,767)
Other comprehensive income (loss)
before reclassifications:
Foreign exchange loss on
translation of net investment in
foreign operations	(310)			(310)		-		(310)
Foreign exchange gain on
translation of US dollar-
denominated debt
designated as a hedge of the net
investment in U.S. subsidiaries	265			265		(35)		230
Actuarial loss arising during the year		(881)		(881)		235		(646)
Amounts reclassified from Accumulated
other comprehensive loss:
Amortization of net actuarial loss		172		172	(1)	(47)	(2)	125
Amortization of prior service costs		5		5	(1)	(1)	(2)	4
Settlement loss arising during the year		10		10	(1)	(4)	(2)	6
Other comprehensive income (loss)	(45)	(694)	-	(739)		148		(591)
Balance at December 31, 2016	$(254)	$(2,898)	$7	$(3,145)		$787		$(2,358)

(1)					Reclassified to Labor and fringe benefits in the Consolidated Statements of Income and included in components of net periodic benefit cost. See Note 12 - Pensions and other postretirement benefits.
(2)					Included in Income tax expense in the Consolidated Statements of Income.